Other Liabilities - Schedule of Other Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other liabilities details [abstract]
Derivative instruments	$ 2,697	$ 1,289
Deferred Revenue	7,270	55,256
Other	2,149	14
Total	12,116	56,559
Current	4,144	5,110
Non-current	7,972	51,449
Total	$ 12,116	$ 56,559